RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended	16 Months Ended
	Dec. 17, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 01, 2019
Horton Capital Partners, LLC [Member]
Minimum ownership percentage	5.00%
Mr. Andrew I. Sealfon [Member] | Lease Agreement [Member] | Aircraft [Member]
Lease payments		$ 13,421	$ 9,045
Mr. Mark Pastreich [Member] | Lease Agreement [Member] | Building [Member]
Monthly lease payments			11,042
Lease payments		110,420	132,504
Property taxes paid		$ 41,959	$ 50,072
Mr. Mark Pastreich [Member] | Lease Agreement [Member] | Building [Member] | Subsequent Event [Member]
Monthly lease payments				$ 12,088
Common Stock Purchase Agreement [Member] | Andrew I. Sealfon And Other Sellers [Member]
Related party transaction	$ 12,218,977
Common Stock Purchase Agreement [Member] | Horton Freedom, L.P [Member]
Related party transaction	$ 3,842,036
Common Stock Purchase Agreement [Member] | Horton Capital Partners, LLC [Member]
Minimum ownership percentage	5.00%